FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value and Estimated Fair Value of the Company's Financial Instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2016 and 2015 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2016 Fair Value	2016 Carrying Value	2015 Fair Value	2015 Carrying Value
Cash and Cash Equivalents	1	2,953	2,953	5,339	5,339
Firm Commitment	2	-	-	3,077	3,077
Forward Contracts	2	-	-	(3,087)	(3,087)
Credit Facility	2	(137,000)	(137,000)	(47,000)	(47,000)